SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Investments in affiliates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments in affiliates
Impairment charges on investments		$ 0	$ 0
Impairment of long-lived assets
Impairment charges for property, plant and equipment	$ 22,757	6,992	1,573
Assets retirement obligation
Assets Retirement Obligation (ARO) included in solar power systems	1,503	7,574
Revenue recognition
Inventories relating to unrecognized revenue	5,900	7,300	7,500
Performance-based energy incentives recognized	22,800	16,100	2,000
Total lease income recognized related to PPAs	6,200	6,100	0
Shipping and handling costs
Shipping and handling costs relating to sales	68,451	73,008	55,671
Research and development
Research and development expenses	$ 17,407	17,056	12,057
Minimum
Revenue recognition
Construction period	6 months
Maximum
Revenue recognition
Construction period	1 year
Other liabilities
Revenue recognition
Assets sold under profit sharing arrangement	$ 4,800	0
Toll manufacturing arrangements
Revenue recognition
Revenue recognized	0	6,764	16,578
Disposal of solar power projects, option to repurchase
Revenue recognition
Revenue recognized	0
Revenue recognized using the full accrual method	22,237	557,132	754,210
Revenue recognized using the percentage-of-completion method	428	863	$ 137,726
Disposal of solar power projects, option to repurchase | Financing liabilities
Revenue recognition
Financing liabilities	459,300
Distributions from the partnership	$ 1,400	0
Disposal of solar power projects, option to repurchase | Other non-current liabilities
Revenue recognition
Financing liabilities		$ 3,200